LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Long-term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2023	2022
Senior Notes
202 0 6 .000% SC Notes, due 202 5 (net of unamortized deferred financing costs of $ 1,320 and $ 2,692 , respectively)	$395,680	$497,308
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $2,970 and $3,598, respectively)	497,030	496,402
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $ 3,626 and $ 4,228 , respectively)	1,096,374	1,095,772
202 2 7 .000% Studio City Secured Notes, due 202 7 (net of unamortized deferred financing costs of $ 4,039 and $ 5,134 , respectively)	345,961	344,866

Credit Facilities
2016 Studio City Credit Facilities (1)	128	128

Long-term debt, net	$2,335,173	$2,434,476

(1)
As of December 31, 2023 and 2022, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $
278
and $
333
are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2023 are as follows:

Year ending December 31,
2024	$—
2025	397,000
2026	—
2027	350,000
2028	500,128
Over 2028	1,100,000

$2,347,128